TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
TRADE ACCOUNTS PAYABLE
Schedule of trade accounts payable

	December 31,	December 31,
	2022	2021
In local currency
Related party (Note 11.1) (1)	3,776	6,288
Third party (2)(3)	4,171,988	2,677,052
In foreign currency
Third party (3)	2,030,806	605,557
	6,206,570	3,288,897

1)	The balance refers mainly to transactions with Ibema Companhia Brasileira de Papel.